Organization and Principal Activities (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalent	¥ 457,340		¥ 244,809	[1]	¥ 917,319	$ 66,517
Accounts receivable, net	1,547,631		1,085,669	[1]		225,094
Inventories	650,348		382,028	[1]		94,589
Advances to suppliers	166,076		88,881	[1]		24,155
Amounts due from related parties	32,270		88,795	[1]		4,693
Prepayments and other current assets	286,149		214,636	[1]		41,619
Investment in an equity investee without readily determinable fair value	9,020		12,146
Property and equipment, net	402,740		330,924	[1]		58,576
Intangible assets	132,393		66,150	[1]		19,256
Other non-current assets	30,021		18,043	[1]		4,366
Total assets	4,015,824		2,978,969	[1]		584,077
Accounts payable	886,340		583,532	[1]		128,912
Income tax payables	62,764		30,420	[1]		9,129
Accrued expenses and other current liabilities	322,668		314,870	[1]		46,930
Total liabilities	1,820,808		1,152,532	[1]		$ 264,826
Net revenues	5,393,037	$ 784,384	4,148,808		3,390,275
Operating expenses	5,037,264	732,640	3,892,476		3,300,209
Net income	269,771	39,236	209,130		85,424
Net cash provided by (used in) operating activities	(98,502)	(14,326)	(169,074)		13,441
Net cash provided by (used in) investing activities	37,564	5,463	(639,163)		(116,741)
Net cash provided by financing activities	331,225	$ 48,175	167,705		210,719
Shanghai Zunyi [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalent	4,102		3,554
Accounts receivable, net	319,946		124,930
Inventories	30		104
Advances to suppliers	693		369
Amounts due from related parties	12,144		67,335
Prepayments and other current assets	11,417		5,180
Investment in an equity investee without readily determinable fair value	5,464		5,464
Property and equipment, net	4,352		7
Intangible assets	63		221
Other non-current assets	52		662
Total assets	358,263		207,826
Accounts payable	4,891		4,715
Income tax payables	675		0
Accrued expenses and other current liabilities	6,884		28,002
Total liabilities	12,450		32,717
Net revenues	490,796		253,551		101,244
Operating expenses	391,595		182,715		84,952
Net income	90,753		71,102		16,085
Net cash provided by (used in) operating activities	(5)		959		3,405
Net cash provided by (used in) investing activities	553		859		(6,938)
Net cash provided by financing activities	¥ 0		¥ 0		¥ 0

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.